Earnings per share - Additional information (Details) - $ / shares	Jun. 30, 2023	Dec. 31, 2022
Earnings per share
Strike price of vested options	$ 0
Number of deferred exchange shares	20,000,000	20,000,000
Lightmap Ltd
Earnings per share
Shares issued as consideration	569,301
Number Of Instruments Or Interest Issuable As Deferred Consideration	864,269	864,269